OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Mar. 31, 2015
OTHER COMPREHENSIVE INCOME
Schedule of changes in each component of other comprehensive income

The changes in each component of other comprehensive income for the years ended March 31, 2013, 2014 and 2015, are as follows:

	Thousands of Yen
	Foreign currency translation adjustments	Unrealized holding gain on securities	Adjustments related to retirement and severance benefits	Accumulated other comprehensive income
Balance at April 1, 2012	¥1,292	¥98,484	¥(263)	¥99,513
Period change	25,502	(4,344)	1,071	22,229

Balance at April 1, 2013	26,794	94,140	808	121,742
Period change	15,443	2,320	(4,886)	12,877

Balance at March 31, 2014	42,237	96,460	(4,078)	134,619
Period change	138,130	89,693	(1,703)	226,120

Balance at March 31, 2015	¥180,367	¥186,153	¥(5,781)	¥360,739

Schedule of tax effects allocated to each component of other comprehensive income

	Thousands of Yen
	2013
	Before Tax Amount	Tax Benefit (Expense)	Net of Tax Amount
Foreign currency translation adjustments	¥28,204	¥(2,702)	¥25,502

Unrealized holding gain on securities:
Amount arising during the period	(6,750)	2,406	(4,344)

Net unrealized holding gain during the period	(6,750)	2,406	(4,344)

Adjustments related to retirement and severance benefits:
Amount arising during the period	1,665	(594)	1,071

Net adjustments related to retirement and severance benefits	1,665	(594)	1,071

Other comprehensive income	¥23,119	¥(890)	¥22,229

	2014

	Before Tax Amount	Tax Benefit (Expense)	Net of Tax Amount

Foreign currency translation adjustments	¥17,616	¥(2,173)	¥15,443

Unrealized holding gain on securities:
Amount arising during the period	3,605	(1,285)	2,320

Net unrealized holding gain during the period	3,605	(1,285)	2,320

Adjustments related to retirement and severance benefits:
Amount arising during the period	(7,591)	2,705	(4,886)

Net adjustments related to retirement and severance benefits	(7,591)	2,705	(4,886)

Other comprehensive income	¥13,630	¥(753)	¥12,877

	2015

	Before Tax Amount	Tax Benefit (Expense)	Net of Tax Amount

Foreign currency translation adjustments	¥139,688	¥(1,558)	¥138,130

Unrealized holding gain on securities:
Amount arising during the period	139,410	(49,717)	89,693

Net unrealized holding gain during the period	139,410	(49,717)	89,693

Adjustments related to retirement and severance benefits:
Amount arising during the period	(2,076)	373	(1,703)

Net adjustments related to retirement and severance benefits	(2,076)	373	(1,703)

Other comprehensive income	¥277,022	¥(50,902)	¥226,120

Schedule of changes in accumulated other comprehensive income (loss) by component

	Thousands of Yen
	Foreign currency translation adjustments	Unrealized holding gain on securities	Adjustments related to retirement and severance benefits	Total
Balance at March 31, 2013	¥26,794	¥94,140	¥808	¥121,742

Other comprehensive income (loss) before reclassifications	15,443	2,320	(4,774)	12,989
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	(112)	(112)

Net current-year other comprehensive income (loss)	15,443	2,320	(4,886)	12,877

Balance at March 31, 2014	42,237	96,460	(4,078)	134,619

Other comprehensive income (loss) before reclassifications	138,130	89,693	(2,782)	225,041
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	1,079	1,079

Net current-year other comprehensive income (loss)	138,130	89,693	(1,703)	226,120

Balance at March 31, 2015	¥180,367	¥186,153	¥(5,781)	¥360,739

Schedule of amounts reclassified out of accumulated other comprehensive income into the consolidated statements of income

Details about accumulated other comprehensive	Thousands of Yen		Affected line items in the consolidated statements of
income components	2014	2015	operations

Adjustments related to retirement and severance benefits	¥174	¥1,594	*(1)
	(62)	(515)	Income taxes (benefit)

	112	1,079	Net income (loss)

Total reclassifications for the year	¥112	¥1,079

*(1) These are included in the computation of net periodic pension cost (See Note 10).